Income Taxes (Details) - Schedule of Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of consolidated statements of income and comprehensive income [Abstract]
Income before taxes excluded the amounts of loss incurring entities	$ 2,246,230	$ 3,887,240	$ 3,786,691
PRC EIT tax rates	15.00%	15.00%	15.00%
Tax at the PRC EIT tax rates	$ 312,965	$ 583,086	$ 568,005
Tax effect of R&D expenses deduction	(148,687)	(139,840)	(148,033)
Tax effect of accumulated loss	(4,425)	(18,166)	(23,132)
Tax effect of non-deductible expenses	33,393	12,692	11,424
Tax refund from prior years			(106,348)
Income tax expenses	$ 193,246	$ 437,771	$ 301,916